Note 18 - Financial Instruments With Off-balance Sheet Risk - Aggregate Contractual Obligations (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Total contractual obligations	$ 4,937
Less than 1 Year	888
1-3 Years	1,711
4-5 Years	1,653
More than 5 Years	685
Annual Rental Commitments under Non-cancellable Operating Leases [Member]
Total contractual obligations	4,937
Less than 1 Year	888
1-3 Years	1,711
4-5 Years	1,653
More than 5 Years	$ 685